CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Allowance for credit losses	$ 22,392	$ 25,306